Stockholders' Equity	12 Months Ended
Jan. 31, 2020
Stockholders' Equity
STOCKHOLDERS' EQUITY

10. STOCKHOLDERS’ EQUITY

(Loss) Earnings Per Share—Basic net (loss) earnings per common share is computed using the weighted average of common shares outstanding during the year. Diluted net (loss) earnings per common share reflects the potential dilution from assumed conversion of all dilutive securities such as unvested restricted stock using the treasury stock method. When the effects of the outstanding restricted stock awards or restricted stock units are anti‑dilutive, they are not included in the calculation of diluted net (loss) earnings per common share. For the years ended January 31, 2020 and 2019, 2.3 and 2.2 shares, respectively, and for the year ended January 31, 2018, no shares were excluded from the determination of diluted earnings per common share.

The following table sets forth the computation of basic and diluted net (loss) earnings per share for the years ended January 31, 2020, 2019 and 2018:

	Year Ended
	January 31,	January 31,	January 31,
	2020	2019	2018
Net (loss) earnings(1)	$(96.4)	$14.4	$(24.1)
(Shares in millions)
Basic weighted average common shares	22.3	20.1	20.1
Effect of dilutive securities - dilutive securities	-	0.1	-
Diluted weighted average common shares	22.3	20.2	20.1

Basic net (loss) earnings per common share(2)	$(4.32)	$0.72	$(1.20)
Diluted net (loss) earnings per common share(2)	$(4.32)	$0.71	$(1.20)
(1)

During the year ended January 31, 2019, the Company incurred approximately $30.6 of costs related to the completion of the merger of the Aerospace Solutions business of KLX Inc. with The Boeing Company, the Spin-Off of the energy services business into an independent public company, including $10.7 of non-cash compensation expense related to the acceleration of unvested shares held by the Company’s employees, the amendment of the $100.0 asset based lending facility due to the issuance of $250.0 of Notes and the acquisition of Motley.

(2)

On September 14, 2018, the distribution date, KLX stockholders of record as of the close of business on September 3, 2018 received 0.4 shares of KLX Energy Services common stock for every 1.0 share of KLX common stock held as of the record date. January 31, 2018 basic and diluted net loss per common share and the average number of common shares outstanding were calculated using the number of KLX Energy Services common shares outstanding immediately following the distribution.

Long‑Term Incentive Plan—The Company maintains a Long‑Term Incentive Plan (“LTIP”) under which the Company’s Compensation Committee has the authority to grant stock options, stock appreciation rights, restricted stock, restricted stock units, performance stock and other forms of equity-based or equity-related awards.

During the year ended January 31, 2019, the Company granted restricted stock to members of the Company’s Board of Directors and certain members of management. Restricted stock grants vest over periods ranging from three to four years and are granted at the discretion of the Compensation Committee of the Company’s Board of Directors. Neither the Company’s Chairman, Chief Executive Officer and President and Senior Vice President and Chief Financial Officer nor members of the Board of Directors are receiving any other non-de minimis cash consideration for their services. Compensation cost is generally recorded on a straight‑line basis over the vesting term of the shares based on the grant date value using the closing trading price.

Compensation cost of $18.2,  $23.5 and $12.5 was recorded in selling, general and administrative expense for the years ended January 31, 2020, 2019 and 2018, respectively, including both the amounts related specifically to the Company’s employees and the corresponding expense related to grants of restricted stock and restricted stock units granted or approved by the Former Parent. The vesting of all unvested shares of restricted stock was accelerated upon the sale of the Former Parent to the Boeing Company on October 9, 2018, resulting in approximately $10.7 of share based compensation expense during the year ended January 31, 2019. Unrecognized compensation cost related to restricted stock awards made by the Company was $51.4 at January 31, 2020.

The following table summarizes shares of restricted stock awards that were granted, vested, forfeited and outstanding. The table does not include the shares of restricted stock associated with the shared based compensation expense allocated by the Former Parent to the Company as it would not be practicable to do so:

	January 31, 2020			January 31, 2019
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Remaining		Average	Remaining
	Shares	Grant Date	Vesting Period	Shares	Grant Date	Vesting Period
	(in thousands)	Fair Value	(in years)	(in thousands)	Fair Value	(in years)
Outstanding, beginning of period	2,466.2	$28.71	3.54	256.7	$42.68	1.83
Make-whole shares granted upon Spin-Off	—	—		37.6	37.23
Shares granted	617.5	8.21		2,480.3	28.88
Shares vested	(628.7)	28.50		(291.8)	38.50
Shares forfeited	(90.3)	19.95		(16.6)	33.18
Outstanding, end of period	2,364.7	$23.75	2.63	2,466.2	$28.71	3.54